LIABILITIES FROM FINANCING ACTIVITIES	12 Months Ended
Dec. 31, 2018
Disclosure of liabilities from financing activities [Abstract]
Disclosure of information that enables users of financial statements to evaluate changes in liabilities arising from financing activities [text block]
NOTE 28. LIABILITIES FROM FINANCING ACTIVITIES

The following table presents the reconciliation of the balances of liabilities from financing activities as of December 31, 2018 and 2017:

	Balance as of January 1, 2018	Cash flows	Non-cash changes				Balance as of December 31, 2018
			Foreign currency translation adjustment	Interests accrued	Other movements
	In millions of COP
Liabilities from financing activities
Repurchase agreements and other similar secured borrowing	3,236,128	(922,840)	2,267	-	-		2,315,555
Borrowings from other financial institutions (1)	13,822,152	513,244	1,297,690	783,349	(78,471)	(2)	16,337,964
Debt instruments in issue (1)	19,648,714	(1,697,698)	1,255,806	961,903	118,508		20,287,233
Preferred shares (3)	582,985	(57,701)	-	-	58,713		583,997
Total liabilities from financing activities	37,289,979	(2,164,995)	2,555,763	1,745,252	98,750		39,524,749

(1)
The cash flows disclosed in this table related with Borrowings from other financial institutions and Debt securities in issue include the interests paid during the year amounting to COP 788,879 and COP 961,333, respectively, which are classified as cash flows from operating activities in the consolidated statement of cash flow.

(2)	The amount of COP (78,471) is mainly comprised by the decrease of the liabilities related to assets held for sale.
(3)
The cash flow amounting to COP 57,701 corresponds to the fixed minimum dividend paid to the preferred shares' holders and is included in the line "dividends paid" of the consolidated statement of cash flow, which includes the divideds paid during the year to both preferred and common shares holders.

	Balance as of January 1, 2017	Cash flows	Non-cash changes				Balance as of December 31, 2017
			Foreign currency translation adjustment	Interests accrued	Other movements
	In millions of COP
Liabilities from financing activities
Repurchase agreements and other similar secured borrowing	1,924,010	1,313,442	(1,324)	-	-		3,236,128
Borrowings from other financial institutions (1)	18,905,843	(5,883,247)	(177,290)	1,075,716	(98,870)	(2)	13,822,152
Debt securities in issue (1)	18,704,809	(40,069)	(73,652)	1,056,024	1,602		19,648,714
Preferred shares (3)	581,972	(57,701)	-	-	58,714		582,985
Total liabilities from financing activities	40,116,634	(4,667,575)	(252,266)	2,131,740	(38,554)		37,289,979

(1)
The cash flows disclosed in this table related with Borrowings from other financial institutions and Debt securities in issue include the interests paid during the year amounting to COP 1,031,078 and COP 1,084,096, respectively, which are classified as cash flows from operating activities in the consolidated statement of cash flow.

(2)	The amount of COP (98,870) is mainly comprised by the reclassification of liabilities relating to assets held for sale.
(3)
The cash flow amounting to COP 57,701 corresponds to the fixed minimum dividend paid to the preferred shares' holders and is included in the line "dividends paid" of the consolidated statement of cash flow, which includes the divideds paid during the year to both preferred and common shares holders.